Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Within 1 year		¥ 197,078		¥ 138,024
Between 1 and 2 years		190,375		137,068
Between 2 and 3 years		114,939		76,266
Between 3 and 4 years		77,674		50,832
Between 4 and 5 years		52,656		40,541
Thereafter		115,295		89,725
Total minimum lease payments		748,017		532,456
Less: Interest		(84,976)		(60,390)
Total operating lease liabilities		663,041		472,066	¥ 452,144
Less: Current portion	$ (26,326)	(172,481)	$ (18,249)	(119,565)	(90,740)
Non-current portion of lease obligations	$ 74,874	¥ 490,560	$ 53,802	¥ 352,501	¥ 361,404